Prepayments for Lease of Land	12 Months Ended
Dec. 31, 2023
Prepayments for Lease of Land [Abstract]
PREPAYMENTS FOR LEASE OF LAND
9.	PREPAYMENTS FOR LEASE OF LAND

Prepayments for lease of land consist of the followings:

	December 31, 2023	December 31, 2022
Prepayments for lease of land	$-	$401,031
Less: accumulated amortization	-	(96,244)
	$-	$304,787

Amortization expenses totaled $10,561, $22,226, and $23,185 for the years ended December 31, 2023, 2022, and 2021, respectively.

In June 2023, together with the Company’s demolishment of the building in Beijing (see Note 8), the Company determined that the related prepayment for lease of land should also be impaired. The carrying value of the prepayments for lease of land was $285,553. The Company recorded loss from the impairment of the prepayments for lease of land of $285,553 as “Loss from disposal of property and equipment” in the consolidated statements of operations and comprehensive (loss) income.